Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies
20. Commitments and Contingencies
On August 2, 2021, Eve Soluções de Mobilidade Aérea Urbana Ltda. signed an agreement with ERJ to lease two facilities, one in São José dos Campos and other in Gavião Peixoto, both in the São Paulo state, in Brazil.
After assessing the terms of the agreement, Management concluded that the lease term has not commenced as of December 31, 2022. Thus, no assets or liabilities were recognized.
Company also entered into the TRA and the TSA at the Closing. See more details in Note 17.